MEMBERS' EQUITY STRUCTURE Treasury Stock (Details) - USD ($) $ in Thousands			12 Months Ended
		Sep. 26, 2016	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Stock Repurchase Program, Period in Force		2 years
Cost of purchased units
Units, cost to repurchase, beginning of period			$ 151,547
Units purchased, cost to repurchase			1,038	$ (275,300)
Units, cost to repurchase, end of period			$ 152,585	$ 151,547
Class A Common Stock [Member]
Number of units purchased
Units, end of period	[1]		6,050,717
Cost of purchased units
Units, cost to repurchase, end of period			$ 150,804

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmM0NmI3NDg4YTRjYjRjMDg4MmU5ZjFjYjQ3MWI4ZjBlfFRleHRTZWxlY3Rpb246RkIzQTY5RTFBMTk2REVDMDdBRjFFMEMwODBEQTUwQTIM}